PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2020	2019
Government authorities	$81,012	$46,444
Interest receivable	5,829	6,948
Prepaid expenses	81,459	56,008
Other	7,040	7,572
	$175,340	$116,972